Investment Objectives and Goals	Jan. 26, 2026
FPA Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FPA GLOBAL EQUITY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FPA Global Equity ETF (the "Fund") seeks long-term growth of principal and income.
FPA Short Duration Government ETF
Prospectus [Line Items]
Risk/Return [Heading]	FPA SHORT DURATION GOVERNMENT ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FPA Short Duration Government ETF (the "Fund") seeks to provide long-term total return, which includes income and capital appreciation, while considering capital preservation.